Certain risks and concentration - Summary of Changes In Financial Asset Measured Using Level 3 Input on a Non-recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value measurement
Balance at the beginning of year	$ 5,970
Disposal during the year	(1,936)
Balance at the end of year	3,179	$ 5,970
Level 3
Fair value measurement
Balance at the beginning of year	2,970	12,114
Investments made/transferred from prepayments		3,500
Disposal during the year	(1,936)
Transfer to short-term investments - listed equity securities (Note)		(1,510)
Impairment on investments	$ (1,034)	(10,805)
Exchange differences		(329)
Balance at the end of year		$ 2,970